EQUITY - MEASUREMENT OF FAIR VALUE (Details) - Time Restricted Stock Units [Member]	10 Months Ended	30 Months Ended			58 Months Ended
	Jan. 02, 2020 $ / shares	Jan. 04, 2021 $ / shares	Jan. 02, 2020 $ / shares	Jan. 04, 2019 $ / shares	Jan. 02, 2024 $ / shares
2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)				$ 9.07
Strike price (USD)				$ 0.01
Time (years)				2.5
Risk free rate				0.86%
Expected volatility				24.40%
Dividend yield				0.01%
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)			$ 11
Strike price (USD)			$ 0.01
Time (years)			2.5
Risk free rate			1.51%
Expected volatility			24.83%
Dividend yield			0.01%
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)		$ 7
Strike price (USD)		$ 0.01
Time (years)		2.5
Risk free rate		2.60%
Expected volatility		23.05%
Dividend yield		0.01%
2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	$ 2.66
Strike price (USD)	$ 0.01
Time (years)	2.5
Risk free rate	1.77%
Expected volatility	26.74%
Dividend yield	0.01%
2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)	$ 3.96
Strike price (USD)	$ 0.01
Time (years)	0.25
2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price (USD)					$ 3.96
Strike price (USD)					$ 0.01
Time (years)					5